Policyholder Account Balances (Tables)	12 Months Ended
Dec. 31, 2017
Policyholder Account Balances

As of December 31, 2017 and 2016, policyholders’ account balances consisted of the following:

	December 31, 2017	December 31, 2016
($ in thousands)
Interest-sensitive life contracts	$5,499,037	$5,370,563
Individual annuities	4,761,155	5,298,452
Funding agreements	408,165	255,200
Other	8,554	11,157

Total policyholders’ account balances	$10,676,911	$10,935,372